Financial Instruments - Disclosure of Maturity Analysis of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Other financial liabilities at fair value through profit or loss	£ 803	£ 803
Deposits by customers	195,568	192,926
Deposits by banks	28,525	33,855
Repurchase agreements - non trading	7,982	11,718
Debt securities in issue	31,531	25,520
Subordinated liabilities	2,332	2,228
Lease liabilities	125	132
Undiscounted Cash Flow
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	1,077	809
Other financial liabilities at fair value through profit or loss	979	803
Deposits by customers	195,800	193,057
Deposits by banks	29,796	33,955
Repurchase agreements - non trading	7,987	11,718
Debt securities in issue	33,892	26,191
Subordinated liabilities	3,275	3,697
Lease liabilities	138	141
Total financial liabilities	272,944	270,371
Off-balance sheet commitments given	31,836	37,709
Undiscounted Cash Flow | On demand
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	0	0
Other financial liabilities at fair value through profit or loss	0	0
Deposits by customers	180,218	177,926
Deposits by banks	2,048	1,377
Repurchase agreements - non trading	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Lease liabilities	0	0
Total financial liabilities	182,266	179,303
Off-balance sheet commitments given	19,089	20,519
Undiscounted Cash Flow | Not later than 3 months
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	206	74
Other financial liabilities at fair value through profit or loss	0	6
Deposits by customers	3,875	3,107
Deposits by banks	1,309	551
Repurchase agreements - non trading	7,984	11,419
Debt securities in issue	5,814	4,993
Subordinated liabilities	35	32
Lease liabilities	0	0
Total financial liabilities	19,223	20,182
Off-balance sheet commitments given	787	5,359
Undiscounted Cash Flow | Later than 3 months and not later than 1 year
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	120	58
Other financial liabilities at fair value through profit or loss	98	8
Deposits by customers	7,077	4,691
Deposits by banks	298	41
Repurchase agreements - non trading	3	299
Debt securities in issue	1,485	2,725
Subordinated liabilities	691	98
Lease liabilities	32	32
Total financial liabilities	9,804	7,952
Off-balance sheet commitments given	898	5,734
Undiscounted Cash Flow | Later than 1 year and not later than 5 years
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	496	389
Other financial liabilities at fair value through profit or loss	443	553
Deposits by customers	4,295	5,750
Deposits by banks	26,141	31,986
Repurchase agreements - non trading	0	0
Debt securities in issue	16,672	11,921
Subordinated liabilities	1,149	1,547
Lease liabilities	80	78
Total financial liabilities	49,276	52,224
Off-balance sheet commitments given	7,508	5,523
Undiscounted Cash Flow | Later than five years
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	255	288
Other financial liabilities at fair value through profit or loss	438	236
Deposits by customers	335	1,583
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Debt securities in issue	9,921	6,552
Subordinated liabilities	1,400	2,020
Lease liabilities	26	31
Total financial liabilities	12,375	10,710
Off-balance sheet commitments given	£ 3,554	£ 574